Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Short-Intermediate Government Trust
Prospectus Date	rr_ProspectusDate	Mar. 31, 2025
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2025